SCHEDULE OF PRINCIPAL TRANSACTIONS REVENUE (Details) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 5,106	$ 6,494	$ 10,742
Cleaning Systems and Other Equipment [Member]
Disaggregation of Revenue [Line Items]
Revenue	2,213	2,814	6,981
Dishware Washing and General Cleaning Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	2,699	3,433	3,562
Dishware Washing Equipment [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 194	$ 247	$ 199